Retirement Benefit Schemes - Additional Information (Details) £ in Millions, $ in Millions, $ in Billions			3 Months Ended	12 Months Ended
	Oct. 26, 2022 GBP (£)	May 19, 2021 GBP (£)	Mar. 31, 2020 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of principal schemes to total defined benefit schemes				90.00%
Percentage of defined benefit net costs charged to the adjusted profit				70.00%
Surplus (deficit) in plan								£ 51		£ (321)
Surplus								£ 909		£ 732
Employee benefit costs, in respect of settlements, past service costs and defined contribution costs reported as part of restructuring costs				£ (9)	£ (23)
Current service costs				13	15
Percentage of scheme liabilities relate to guaranteed benefits							95.00%	95.00%	95.00%	95.00%
Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions				74	74
Unlisted
Disclosure Of Defined Benefit Plans [Line Items]
Other assets								£ 3,493		£ 4,624
United States
Disclosure Of Defined Benefit Plans [Line Items]
Gain (loss) on settlement of plan assets and liabilities					35
General inflation (%)							2.50%	2.50%	2.50%	2.50%
Rate of increase in salaries (%)							3.30%	3.30%	3.40%	3.40%
Discount rate (%)							5.50%	5.50%	3.00%	3.00%
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)							3.20%	3.20%	3.40%	3.40%
Rate of increase in salaries (%)							0.00%	0.00%	0.00%	0.00%
Discount rate (%)							5.00%	5.00%	1.80%	1.80%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)							2.30%	2.30%	1.80%	1.80%
Rate of increase in salaries (%)							2.50%	2.50%	2.50%	2.50%
Discount rate (%)							4.20%	4.20%	1.30%	1.30%
Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)							2.00%	2.00%	2.00%	2.00%
Rate of increase in salaries (%)							1.40%	1.40%	1.40%	1.40%
Discount rate (%)							3.70%	3.70%	1.00%	1.00%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)							2.00%	2.00%	2.00%	2.00%
Rate of increase in salaries (%)							2.50%	2.50%	2.50%	2.50%
Discount rate (%)							5.00%	5.00%	2.80%	2.80%
United States and United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded healthcare expected settlement within 10 years							50.00%	50.00%
Unfunded healthcare expected settlement between 10 and 20 years							29.00%	29.00%
Unfunded healthcare expected settlement between 20 and 30 years							14.00%	14.00%
Unfunded healthcare expected settlement after 30 years							7.00%	7.00%
United States and Canada
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded healthcare expected settlement within 10 years							71.00%	71.00%
Unfunded healthcare expected settlement between 10 and 20 years							23.00%	23.00%
Unfunded healthcare expected settlement between 20 and 30 years							5.00%	5.00%
Unfunded healthcare expected settlement after 30 years							1.00%	1.00%
All other countries | Top of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)							8.00%	8.00%	8.00%	8.00%
Discount rate (%)							7.50%	7.50%	11.00%	11.00%
All other countries | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)							0.00%	0.00%	0.00%	0.00%
Discount rate (%)							0.00%	0.00%	0.00%	0.00%
Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2022				110
Surplus (deficit) in plan								£ 848		£ 716
Funded Defined Benefit | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions				74
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan								513		214
Surplus								961		785
Pension schemes | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions				74	£ 74
Pension schemes | Unlisted | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Other assets								3,484		4,615
Pension schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions				£ 0
Percentage of funding status remaining fully funded long-term				90.00%
Surplus								494		370
Percentage of unfunded benefit schemes				39.00%	32.00%	32.00%
Pension schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of risk-reducing assets scheme				75.00%
Percentage of return-seeking assets scheme				25.00%
Ultimate target to invest in risk reducing asset				100.00%
Surplus								142		288
Percentage of unfunded benefit schemes				47.00%	57.00%	57.00%
Pension schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2023								39
Company contributions to pension schemes. 2024								39
Company contributions to pension schemes, 2025								39
Company contributions to pension schemes, 2026								39
Surplus								150		(17)
Pension schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2023								9
Company contributions to pension schemes. 2024								9
Company contributions to pension schemes, 2025								9
Company contributions to pension schemes, 2026								9
Pension schemes | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Surplus								46		77
Pension schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Surplus								39		18
Pension schemes | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan								900		769
Surplus								961		785
Pension schemes | Funded defined benefit plans | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2022				£ 40
Pension schemes | Funded defined benefit plans | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2022				17
Pension schemes | Solvency liabilities basis | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus of contributions			£ 7
Pension schemes | Schemes in surplus only | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset								150		0
Pension schemes | Schemes in surplus only | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset								46		77
Pension schemes | Schemes in surplus only | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset								35		27
Reynolds american funded retirement plan (PEP and Affiliates) | United States
Disclosure Of Defined Benefit Plans [Line Items]
Retirement plan liabilities							$ 1.6	1,300	$ 1.9	1,400
Gain (loss) on settlement of plan assets and liabilities				16	£ 35
Surplus (deficit) in plan								567		463
British American Tobacco UK Pension Fund
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset								143		293
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2022				36	18
Company contributions					0
Surplus (deficit) in plan			£ 139
Expected benefit payment, year two								18
Net defined benefit liability (asset)								0		0
Assets of benefit plan								£ 143		£ 586
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom | Temporary liquidity facility
Disclosure Of Defined Benefit Plans [Line Items]
Nominal value	£ 40
Borrowings maturity term	2 years
Commitment charge percentage	0.56%
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom | Temporary liquidity facility | SONIA
Disclosure Of Defined Benefit Plans [Line Items]
Borrowings, adjustment to interest rate basis	2.25%
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom | Interim payment
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2022				18
Buy-in contract | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan ,transfer of assets	£ 198	£ 383
Defined benefit plan, deferred premium	£ 35
Proportion of scheme assets represented by buy-in contracts							94.00%	94.00%	84.00%	84.00%
Proportion of scheme liabilities represented by buy-in contracts							100.00%	100.00%	91.00%	91.00%
Imasco Pension Fund Society Plan
Disclosure Of Defined Benefit Plans [Line Items]
Assets invested in risk-reducing assets							100.00%	100.00%
Imasco Pension Fund Society Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan ,transfer of assets					451	$ 766
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan								£ (462)		£ (535)
Surplus								(52)		(53)
Increase of actuarial assumption								25
Decrease of actuarial assumption								19
Healthcare schemes | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions				£ 0	£ 0
Healthcare schemes | Unlisted | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Other assets								£ 9		£ 9
Healthcare schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes				86.00%	85.00%	85.00%
General inflation (%)							7.50%	7.50%	7.00%	7.00%
Healthcare schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)							5.00%	5.00%
Healthcare schemes | UK and Canada | Unlisted | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Other assets								£ 2,453		£ 3,473
Healthcare schemes | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan								£ (52)		£ (53)